Segmented information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING SEGMENT RESULTS
Gold revenues	$ 492,600,000	$ 449,300,000
Copper revenues	232,700,000	180,900,000
Silver revenues	20,200,000	13,200,000
Total revenues	745,500,000	643,400,000
Operating expenses	377,300,000	339,900,000
Depreciation and depletion	195,700,000	193,100,000
Revenue less cost of goods sold	172,500,000	110,400,000
Corporate administration	21,800,000	15,600,000
Share-based payment expenses	2,200,000	7,600,000
Exploration and business development	11,200,000	5,800,000
Income from operations	137,300,000	81,400,000
Intersegment amounts
OPERATING SEGMENT RESULTS
Total revenues	0	0
Rainy River
OPERATING SEGMENT RESULTS
Gold revenues	410,900,000	360,700,000
Copper revenues	0	0
Silver revenues	15,000,000.0	8,000,000.0
Total revenues	425,900,000	368,700,000
Operating expenses	226,500,000	213,200,000
Depreciation and depletion	148,000,000.0	141,300,000
Revenue less cost of goods sold	51,400,000	14,200,000
Corporate administration	0	0
Share-based payment expenses	0	0
Exploration and business development	1,700,000	1,000,000.0
Income from operations	49,700,000	13,200,000
New Afton
OPERATING SEGMENT RESULTS
Gold revenues	81,700,000	88,600,000
Copper revenues	232,700,000	180,900,000
Silver revenues	5,200,000	5,200,000
Total revenues	319,600,000	274,700,000
Operating expenses	150,800,000	126,700,000
Depreciation and depletion	47,700,000	51,800,000
Revenue less cost of goods sold	121,100,000	96,200,000
Corporate administration	0	0
Share-based payment expenses	0	0
Exploration and business development	8,700,000	4,500,000
Income from operations	112,400,000	91,700,000
Corporate
OPERATING SEGMENT RESULTS
Gold revenues	0	0
Copper revenues	0	0
Silver revenues	0	0
Total revenues	0	0
Operating expenses	0	0
Depreciation and depletion	0	0
Revenue less cost of goods sold	0	0
Corporate administration	21,800,000	15,600,000
Share-based payment expenses	2,200,000	7,600,000
Exploration and business development	800,000	300,000
Income from operations	$ (24,800,000)	$ (23,500,000)